Equity - Summary of Reconciliation of Consolidated Retained Earnings Available for Dividend Declaration (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Retained Earnings Available For Dividend Declaration [Line Items]
Consolidated unappropriated retained earnings available for dividends as at December 31, 2020	₱ 34,243	₱ 25,652
Effect of IAS 27, Consolidated and Separate Financial Statements, adjustments	3,006	6,429
Less: Cumulative unrealized income – net of tax:
Parent Company’s net income for the year	26,308	24,225	₱ 22,462
Fair value adjustments of investment property resulting to gain	34	43
Foreign exchange gains (losses) – net (Note 28)	(3,890)	1,488	424
Preferred stock	59	59	59
Parent Company’s unappropriated retained earnings available for dividends as at January 1, 2021	37,249	32,081
Less: Cash dividends declared during the year
Cash dividends (Note 20)	(17,860)	(16,785)	(15,630)
Retained Earnings [Member]
Disclosure Of Retained Earnings Available For Dividend Declaration [Line Items]
Consolidated unappropriated retained earnings available for dividends as at December 31, 2020		25,652
Effect of IAS 27, Consolidated and Separate Financial Statements, adjustments		6,429
Parent Company’s unappropriated retained earnings available for dividends at beginning of the year		32,081
Less: Cumulative unrealized income – net of tax:
Parent Company’s net income for the year	22,944
Fair value adjustments of investment property resulting to gain	(27)	(1,145)
Foreign exchange gains (losses) – net (Note 28)		(2,362)
Fair value adjustments (mark-to-market gains)	(771)	(3,440)
Preferred stock	(59)
Common stock	(17,717)
Parent Company’s unappropriated retained earnings available for dividends as at January 1, 2021	29,504	25,134
Net Income (Loss) Attributable to Equity Owners of Parent	22,146
Less: Cash dividends declared during the year
Cash dividends (Note 20)	₱ (17,776)	₱ (16,695)	₱ (15,615)